Loans and Accounts Receivable From Customers - Schedule of Detail of Loans and Receivables Sold (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Credit value	$ 62,261	$ 22,739
Provision	24,797	5,619
Provision	(124,408)	(123,100)
Sale value	25,794	16,389
Results to be deferred	550,844	557,320
Results recognized in the year	(11,670)	(731)
Current portfolio [member]
Disclosure of financial assets [line items]
Credit value	62,261	22,739
Provision	24,797	5,619
Sale value	24,662	14,715
Results recognized in the year	(12,802)	(2,405)
Charge-offs [member]
Disclosure of financial assets [line items]
Sale value	1,132	1,674
Results recognized in the year	1,132	1,674
CAE portfolio [member]
Disclosure of financial assets [line items]
Credit value	95,521	118,027
Provision	119	212
Sale value	120,442	147,725
Adjustment to EIR	11,768
Results to be deferred		14,058
Results recognized in the year	$ 13,272	$ 15,852